UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/10

Item 1.  Reports to Stockholders.

   Chadwick & D’Amato Fund

Ticker Symbol: CDFFX

Semi - Annual Report

October 31, 2010

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

During the 6 months ended October 31, 2010, the global economic picture shifted notably.  Early in the reporting period most economies expanded after the global financial system stabilized.  As 2010 progressed growth slowed, and deteriorating sovereign finances in parts of Europe raised concerns about the sustainability of the global economic recovery.  In contrast, conditions favored emerging Asian and South American economies, which enjoyed strong growth.

The Chadwick & D’Amato Fund is unlike most mutual funds in that its shareholders consist solely of the clients of Chadwick & D’Amato, LLC.  The Fund’s holdings are carefully allocated to represent a complete investment program given current market conditions and the global economic environment.

Chadwick & D’Amato, LLC developed the Fund in order to create greater workflow efficiency, gain access to institutional share classes for all clients, reduce total expenses, and better navigate through turbulent business cycles.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally, and maintaining a disciplined investment program.  These traits are the hallmarks of the Chadwick & D’Amato philosophy.

We thank you for investing in the Chadwick & D’Amato Fund, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP

Anthony J. D’Amato, CFP

Principal

Principal

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2010
Shares			Market Value
	EXCHANGE TRADED FUNDS - 53.70%
	ASSET ALLOCATION FUND - 2.50%
29,700	ProShares UltraShort Yen		$ 459,162
79,400	WisdomTree Dreyfus Emerging Currency Fund		1,834,140
			2,293,302
	COMMODITY FUND - 3.76%
56,825	ProShares UltraShort Gold		1,766,121
100,230	ProShares UltraShort Silver		1,683,864
			3,449,985
	EMERGING MARKETS FUND - 5.42%
22,310	ProShares Ultra MSCI Emerging Markets		2,272,273
47,650	SPDR S&P Emerging Small Cap ETF		2,702,708
			4,974,981
	FINANCIAL SERVICES FUND - 0.58%
9,400	ProShares Ultra Financials		528,186

	INTERNATIONAL EQUITY FUND - 5.90%
48,125	SPDR S&P International Dividend ETF		2,720,025
92,950	SPDR S&P International Small Cap ETF		2,696,479
			5,416,504
	LARGE CAP GROWTH FUND - 8.45%
22,480	ProShares UltraPro S&P 500		3,826,995
30,010	ProShares UltraPro QQQ		3,921,407
			7,748,402
	MID CAP GROWTH FUND - 7.91%
38,270	ProShares UltraPro Mid Cap 400		4,593,166
89,100	SPDR S&P International Mid Cap ETF		2,664,081
			7,257,247
	SMALL CAP GROWTH FUND - 7.47%
183,170	ProShares Ultra Small Cap 600		6,850,558

	SPECIALTY FUND - 11.71%
81,400	First Trust Global Wind Energy ETF		852,258
54,500	First Trust NASDAQ Clean Edge Green Energy Index Fund		843,660
28,900	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund		914,396
46,180	Guggenheim S&P Global Water Index ETF		900,279
105,450	Guggenheim Solar ETF		886,835
44,930	Guggenheim Timber ETF		916,572
78,535	ProShares Ultra Oil & Gas		2,732,233
66,650	SPDR Dow Jones International Real Estate ETF		2,691,993
			10,738,226

	TOTAL EXCHANGE TRADED FUNDS		49,257,391
	( Cost - $40,329,832)

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares			Market Value
	MUTUAL FUNDS - 24.66%
367,090	Miller Convertible Fund		$ 4,144,448
134,357	MutualHedge Frontier Legends Fund		1,401,344
56,238	Rydex Managed Futures Strategy Fund		1,415,518
107,756	Rydex Series - Long/Short Commodities Strategy Fund		2,783,337
142,349	Rydex Strengthening Dollar 2x Strategy Fund		2,025,627
210,504	The Arbitrage Fund		2,757,599
594,473	Templeton Global Bond Fund		8,090,780
	TOTAL MUTUAL FUNDS		22,618,653
	( Cost - $22,459,353)

	SHORT-TERM INVESTMENTS - 21.73%
	MONEY MARKET FUND - 21.73%
19,935,830	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.23% **		19,935,830
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $19,935,830)

	TOTAL INVESTMENTS - 100.09%
	( Cost - $82,725,015)		91,811,874
	OTHER LIABILITIES LESS ASSETS - (0.09%)		(82,845)
	NET ASSETS - 100.00%		$ 91,729,029
_________
** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2010.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 10,818,078
		Unrealized Depreciation:	(1,731,219)
		Net Unrealized Appreciation:	$ 9,086,859

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2010
		Percent of
		Net Assets
	Exchange Traded Funds	53.70%
	Mutual Funds	24.66%
	Short-Term Investments	21.73%
	Liabilities in Excess of Other Assets	(0.09)%
	Total	100.00%

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $82,725,015)	$ 91,811,874
Dividends and Interest Receivable	3,867
Prepaid Expenses and Other Assets	17,450
Total Assets	91,833,191

Liabilities:
Accrued Advisory Fees	71,674
Accrued Distribution Fees	14,335
Payable to Other Affiliates	7,757
Accrued Expenses and Other Liabilities	10,396
Total Liabilities	104,162

Net Assets (Unlimited shares of no par value interest authorized;
8,044,082 shares outstanding)	$ 91,729,029

Net Asset Value, Offering and Redemption Price Per Share
($91,729,029 / 8,044,082 shares of beneficial interest outstanding)	$ 11.40

Composition of Net Assets:
At October 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 80,817,033
Accumulated Net Investment Loss	(167,863)
Accumulated Net Realized Gain From Security and Foreign
Currency Transactions	1,993,000
Net Unrealized Appreciation on Investments	9,086,859
Net Assets	$ 91,729,029

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ending October 31, 2010**

Investment Income:
Dividend Income	$ 223,828
Interest Income	28,475
Total Investment Income	252,303

Expenses:
Investment Advisory Fees	273,933
Distribution Fees	54,787
Administration Fees	36,492
Fund Accounting Fees	12,565
Transfer Agent Fees	7,885
Legal Fees	5,418
Audit Fees	7,403
Registration & Filing Fees	7,055
Chief Compliance Officer Fees	3,724
Printing Expense	4,213
Custody Fees	2,615
Trustees' Fees	2,081
Insurance Expense	893
Miscellaneous Expenses	1,102
Total Expenses	420,166
Net Investment Loss	(167,863)

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net Realized Gain on:
Security Transactions	1,815,556
Foreign Currency Transactions	177,444
1,993,000
Net Change in Unrealized Appreciation on Investments	9,086,859
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions	11,079,859

Net Increase in Net Assets Resulting From Operations	$ 10,911,996

_______
**The Fund commenced operations on June 25, 2010

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period
ended
October 31, 2010**
Operations:
Net Investment Loss	$ (167,863)
Net Realized Gain on Investments and Foreign Currency Transactions	1,993,000
Net Change in Unrealized Appreciation on Investments	9,086,859

Net Increase in Net Assets Resulting From Operations	10,911,996

Beneficial Interest Transactions:
Proceeds from Shares Issued (8,084,491 shares)	81,261,817
Cost of Shares Redeemed (40,409 shares)	(444,784)
Total Beneficial Interest Transactions	80,817,033

Increase in Net Assets	91,729,029

Net Assets:
Beginning of Period	-
End of Period	$ 91,729,029

Includes undistributed net investment loss of:	$ (167,863)
______
**The Fund commenced operations on June 25, 2010.

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	October 31, 2010**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.02)
Net gain (loss) from securities
(both realized and unrealized)	1.42
Total from operations	1.40

Net Asset Value, End of Period	$ 11.40

Total Return (b)	14.00%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 91,729
Ratio of expenses to average net assets (d)	1.53%	(c)
Ratio of net investment loss to average net assets (d) (e)	(0.61)%	(c)
Portfolio turnover rate	35%

__________
**The Fund commenced operations on June 25, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2010

1.

ORGANIZATION

The Chadwick and D’Amato Fund (the “Fund), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 49,257,391	$ -	$ -	$ 49,257,391
Mutual Funds	22,618,653	-	-	22,618,653
Short-Term Investments	19,935,830	-	-	19,935,830
Total	$ 91,811,874	$ -	$ -	$ 91,811,874

                                                            The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Chadwick & D’Amato, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended October 31, 2010, the Adviser earned advisory fees of $273,933.

The Fund has entered into a servicing agreement with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  The terms of the agreement are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

  9 basis points or 0.09% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,300 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2010, the Fund incurred $3,724 expenses for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended October 31, 2010, GemCom received $1,912 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.20% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended October 31, 2010, the Fund incurred distribution fees of $54,787.

Trustees – Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended October 31, 2010 amounted to $83,716,770 and $22,928,080, respectively.

5.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

6.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Chadwick & D’Amato Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

October 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/10)	Ending Account Value (10/31/10)	Expenses Paid During the Period (5/1/10 to 10/31/10)
Actual*	$1,000.00	$ 1,140.00	$ 5.79
Hypothetical** (5% return before expenses)	$1,000.00	$1,017.49	$ 7.78

* Expenses Paid During Period- Actual  are equal to the Fund’s annualized expense ratio of 1.53%, multiplied by the average account value over the  period, multiplied by 129 days and divided by 365 (to reflect the number of days in the period from June 25, 2010, commencement of operations, through October 31, 2010).

**Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 1.53%, multiplied by the average account value over the  period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ended October 31, 2010).

Chadwick & D’Amato Fund

ADDITIONAL INFORMATION (Unaudited)

Approval of Investment Advisory Agreement

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Chadwick & D’Amato, LLC (“CBA” or the “Adviser”) and the Trust, on behalf of Chadwick & D’Amato Fund (“Chadwick” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Chadwick has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Chadwick’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Chadwick for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Chadwick’s expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Chadwick & D’Amato, LLC

224 Main Street

New London, NH 03257

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, California 94104

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How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

 (a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/11